EQUITY METHOD INVESTMENTS - Equity Method Investments Fair Value and Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity method investments, disclosures
Equity Method Investment, Fair Value	$ 28,740
Equity Method Investments	$ 18,087	$ 19,671
Equity Method Investment, Difference	15,945
Exchange Traded
Equity method investments, disclosures
Equity Method Investments	$ 12,795
Monster Beverage Corporation
Equity method investments, disclosures
Equity Method Investment, Fair Value	10,735
Equity Method Investments	$ 5,186
Equity Method Investment, Difference	5,549
CCEP
Equity method investments, disclosures
Equity Method Investment, Fair Value	$ 6,755
Equity Method Investments	$ 3,655
Equity Method Investment, Difference	3,100
Coca-Cola FEMSA
Equity method investments, disclosures
Equity Method Investment, Fair Value	$ 4,544
Equity Method Investments	$ 1,786
Equity Method Investment, Difference	2,758
Coca-Cola Hellenic
Equity method investments, disclosures
Equity Method Investment, Fair Value	$ 2,675
Equity Method Investments	$ 1,147
Equity Method Investment, Difference	1,528
Coca-Cola Consolidated
Equity method investments, disclosures
Equity Method Investment, Fair Value	$ 2,373
Equity Method Investments	$ 342
Equity Method Investment, Difference	2,031
Coca-Cola Bottlers Japan
Equity method investments, disclosures
Equity Method Investment, Fair Value	$ 536
Equity Method Investments	$ 332
Equity Method Investment, Difference	204
Coca-Cola Icecek
Equity method investments, disclosures
Equity Method Investment, Fair Value	$ 954
Equity Method Investments	$ 257
Equity Method Investment, Difference	697
Andina
Equity method investments, disclosures
Equity Method Investment, Fair Value	$ 168
Equity Method Investments	$ 90
Equity Method Investment, Difference	78